Average Annual Total Returns - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity Total Market Index Fund
Apr. 29, 2024
Fidelity Total Market Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.12%
Past 5 years	15.06%
Past 10 years	11.42%
Fidelity Total Market Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.68%
Past 5 years	14.63%
Past 10 years	10.90%
Fidelity Total Market Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.74%
Past 5 years	12.07%
Past 10 years	9.33%
WA006
Average Annual Return:
Past 1 year	26.06%
Past 5 years	15.05%
Past 10 years	11.40%